TAX EXPENSE - Temporary difference on investment in subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
TAX EXPENSE
Temporary differences associated with investments in subsidiaries for which a deferred income tax liability has not been recognized	$ 62	$ 5